[CREDIT SUISSE FUNDS LOGO]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                 ANNUAL REPORT
                               DECEMBER 31, 2001

                    CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

More complete information about the Trust, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. The Trust is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2001

                                                                January 29, 2002

Dear Shareholder:

   For the 12 months ended December 31, 2001, Credit Suisse Trust--Small Cap Growth Portfolio(1) (the "Portfolio") had a loss of 16.01%, vs. a loss of 9.23% for Russell 2000 Growth Index.(2)

   The period was, overall, a poor one for the U.S. stock market, buffeted by worries over the economy and corporate profits. Asset classes that had paced the strong bull market of the late 1990s, such as aggressive-growth stocks and technology stocks (from across the market-capitalization spectrum) generally had the largest losses for the year.

   Equity indexes reached their lows for the year in mid September. In the immediate aftermath of the terrorist attacks, the uncertainty was extreme and stocks plunged. However, the market finished the year on a positive note, as risk concerns began to ease and as investors reacted positively to the Federal Reserve's continued monetary easing. Small-cap stocks were especially buoyant over the last few months of 2001 but nonetheless had significant losses for the year.

   The Portfolio's return for the period reflected the mostly harsh conditions for the stocks it targets. The Portfolio's technology holdings generally had the largest declines. Factors that helped the Portfolio included relatively good showings from its health-care-services stocks.

   In terms of sector emphasis, one noteworthy move we made late in the period was to increase the Portfolio's exposure to technology companies. We were holding an approximately neutral position in the technology area through much of the period, but began to add to certain holdings we deemed to have compelling prospects. Looking ahead, we believe that the technology group has room to extend its "late-2001" rally, especially if better-than-expected economic data is released, though we also believe that any rally could be less "broad" and that stock selection will likely prove ever-more critical. Currently, we believe the most attractive subsectors are the software and data storage areas.

   We also scaled back the Portfolio's large overweighting in the health-care area. We continued to view the group favorably, however. Our holdings remained a mix of services companies (which accounted for roughly two-thirds of our health-care exposure) and emerging-drug and biotechnology companies that we deemed compelling.

   The Portfolio's exposure to telecommunications/media companies was relatively light, reflecting our general concerns over risk and valuation levels, particularly among telecom-equipment manufacturers. However, we continued to see what we viewed as attractive opportunities in communications-related companies. One of the Portfolio's largest positions at the end of the period, for example, was Polycom (2.78%), a provider of video and voice conferencing equipment. We believe this industry should continue to expand, especially in light of recent events. The rest of the Portfolio was invested primarily in the financial-services and consumer areas.

   As we look back and also cast an eye to the future, we note that the market's year-end rally occurred against a generally poor economic backdrop. We therefore believe that, until evidence of sustainable recovery emerges, small-cap growth stocks will be vulnerable to periodic and potentially sharp downturns.

   We hesitate to make predictions regarding the economy's prospects over the near-to-intermediate term. While we see grounds for optimism--including historically low short-term interest rates, ample liquidity, the phasing in of tax cuts, and declining inventory levels--we believe that consumers could become more cautious for a spell. There also remain risks associated with the war effort.

   But when the economy does improve, we think that small-cap growth stocks could benefit (while past performance is not a guarantee of future results, small-cap growth stocks have often outperformed broader averages coming out of periods of economic weakness). The group's earnings expectations have been lowered significantly, and we believe that valuations on small-cap stocks remain compelling compared to those on large-cap stocks. An upturn in the group's profit outlook might therefore prove quite supportive. For our part, we will continue to place a strong emphasis on valuation, looking for stocks we deem to be attractively priced based on reasonable longer-term growth assumptions.


Elizabeth B. Dater                             Sammy Oh
Co-Portfolio Manager                           Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TRUST--SMALL CAP GROWTH PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX FROM INCEPTION (6/30/95) AND AT EACH MONTH END. (UNAUDITED)]

                  CREDIT SUISSE TRUST --
                  SMALL CAP GROWTH PORTFOLIO(1)     RUSSELL 2000 GROWTH INDEX(2)
 6/95                        $10,000                       $10,000
 7/95                        $10,320                       $10,779
 8/95                        $11,040                       $10,912
 9/95                        $11,560                       $11,137
10/95                        $11,190                       $10,589
11/95                        $11,990                       $11,057
12/95                        $12,510                       $11,302
 1/96                        $12,360                       $11,208
 2/96                        $12,840                       $11,719
 3/96                        $13,130                       $11,951
 4/96                        $14,420                       $12,869
 5/96                        $15,150                       $13,529
 6/96                        $14,280                       $12,650
 7/96                        $12,690                       $11,105
 8/96                        $13,700                       $11,928
 9/96                        $14,370                       $12,542
10/96                        $13,920                       $12,001
11/96                        $13,930                       $12,335
12/96                        $14,250                       $12,575
 1/97                        $14,580                       $12,889
 2/97                        $13,520                       $12,111
 3/97                        $12,440                       $11,257
 4/97                        $12,250                       $11,126
 5/97                        $13,980                       $12,799
 6/97                        $14,620                       $13,233
 7/97                        $15,400                       $13,911
 8/97                        $15,820                       $14,328
 9/97                        $17,210                       $15,472
10/97                        $16,420                       $14,542
11/97                        $16,140                       $14,196
12/97                        $16,480                       $14,204
 1/98                        $15,860                       $14,015
 2/98                        $17,230                       $15,252
 3/98                        $18,110                       $15,892
 4/98                        $18,230                       $15,989
 5/98                        $16,840                       $14,827
 6/98                        $17,270                       $14,979
 7/98                        $15,620                       $13,728
 8/98                        $12,460                       $10,559
 9/98                        $13,350                       $11,630
10/98                        $13,870                       $12,236
11/98                        $14,880                       $13,186
12/98                        $16,010                       $14,379
 1/99                        $16,400                       $15,026
 2/99                        $14,840                       $13,651
 3/99                        $15,500                       $14,137
 4/99                        $15,500                       $15,386
 5/99                        $15,590                       $15,410
 6/99                        $17,090                       $16,222
 7/99                        $17,050                       $15,720
 8/99                        $16,980                       $15,132
 9/99                        $17,700                       $15,424
10/99                        $19,000                       $15,819
11/99                        $22,040                       $17,492
12/99                        $27,069                       $20,575
 1/00                        $26,532                       $20,383
 2/00                        $36,017                       $25,126
 3/00                        $31,274                       $22,485
 4/00                        $26,832                       $20,215
 5/00                        $24,145                       $18,445
 6/00                        $27,720                       $20,827
 7/00                        $24,807                       $19,042
 8/00                        $28,226                       $21,045
 9/00                        $26,129                       $20,000
10/00                        $24,125                       $18,376
11/00                        $20,219                       $15,040
12/00                        $22,166                       $15,960
 1/01                        $22,220                       $17,252
 2/01                        $19,309                       $14,887
 3/01                        $16,758                       $13,534
 4/01                        $19,203                       $15,191
 5/01                        $18,897                       $15,542
 6/01                        $19,163                       $15,966
 7/01                        $18,126                       $14,604
 8/01                        $16,944                       $13,692
 9/01                        $14,060                       $11,483
10/01                        $15,641                       $12,587
11/01                        $17,263                       $13,638
12/01                        $18,618                       $14,487

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/01

1 YEAR                           (16.01%)

3 YEAR                             5.16%

5 YEAR                             5.49%

FROM INCEPTION (6/30/95)          10.03%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

----------
(1) Name changed from Warburg Pincus Trust--Small Company Growth Portfolio effective December 12, 2001.
(2) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2001

                                                              NUMBER OF
                                                                SHARES            VALUE
                                                              ---------           -----
COMMON STOCKS (93.8%)
APPAREL, TEXTILES (0.7%)
    Tommy Hilfiger Corp.(1)                                     422,700       $   5,812,125
                                                                              -------------
CLOTHING STORES (2.7%)
    Footstar, Inc.(1)                                           220,500           6,901,650
    Pacific Sunwear of California, Inc.(1)                      469,000           9,576,980
    Ross Stores, Inc.                                           209,800           6,730,384
                                                                              -------------
                                                                                 23,209,014
                                                                              -------------
COMPUTER HARDWARE & BUSINESS MACHINES (4.2%)
    Adaptec, Inc.(1)                                            472,900           6,857,050
    Emulex Corp.(1)                                             248,600           9,822,186
    McDATA Corp. Class A(1)                                     792,300          19,411,350
                                                                              -------------
                                                                                 36,090,586
                                                                              -------------
COMPUTER SOFTWARE (16.5%)
    Agile Software Corp.(1)                                     628,300          10,819,326
    Documentum, Inc.(1)                                         675,320          14,667,950
    Informatica Corp.(1)                                        877,800          12,736,878
    Interwoven, Inc.(1)                                       1,040,100          10,130,574
    Manhattan Associates, Inc.(1)                                44,800           1,305,920
    Manugistics Group, Inc.(1)                                1,133,000          23,883,640
    National Instruments Corp.(1)                               228,525           8,560,547
    NetIQ Corp.(1)                                              242,800           8,561,128
    Network Associates, Inc.(1)                                 507,800          13,126,630
    Planetweb, Inc.(2)                                          726,200             515,602
    Precise Software Solutions, Ltd.(1)                         178,100           3,679,546
    Radiant Systems, Inc.(1)                                    733,950           8,440,425
    SeaChange International, Inc.(1)                            618,000          21,086,160
    SmartForce PLC ADR(1)                                       222,000           5,494,500
                                                                              -------------
                                                                                143,008,826
                                                                              -------------
CONSTRUCTION, REAL PROPERTY (0.0%)
    Mohawk Industries, Inc.(1)                                    8,600             471,968
                                                                              -------------

CONSUMER DURABLES (0.8%)
    Granite Construction, Inc.                                  292,550           7,044,604
                                                                              -------------
DEFENSE/AEROSPACE (0.1%)
    Triumph Group, Inc.(1)                                       21,100             685,750
                                                                              -------------
DRUGS (12.6%)
    Affymetrix, Inc.(1)                                         459,500          17,346,125
    Alkermes, Inc.(1)                                           676,700          17,837,812
    Celgene Corp.(1)                                            187,700           5,991,384
    Cell Therapeutics, Inc.(1)                                  248,400           5,996,376
    Cubist Pharmaceuticals, Inc.(1)                             256,700           9,230,932
    InterMune, Inc.(1)                                          179,600           8,847,096
    Lynx Therapeutics, Inc.(1)                                  346,900           1,398,007
    Medarex, Inc.(1)                                            398,100           7,149,876

                 See Accompanying Notes to Financial Statements.

                                        4

                                                              NUMBER OF
                                                                SHARES            VALUE
                                                              ---------           -----
    Medicis Pharmaceutical Corp. Class A(1)                     296,700       $  19,163,853
    OSI Pharmaceuticals, Inc.(1)                                121,000           5,534,540
    PRAECIS Pharmaceuticals, Inc.(1)                            518,800           3,019,416
    Scios, Inc.(1)                                              319,500           7,594,515
                                                                              -------------
                                                                                109,109,932
                                                                              -------------
ELECTRONIC EQUIPMENT (7.4%)
    Aeroflex, Inc.(1)                                           564,600          10,687,878
    APW, Ltd.(1)                                                973,200           1,625,244
    Plexus Corp.(1)                                             212,747           5,650,560
    Polycom, Inc.(1)                                            716,100          24,397,527
    Powerwave Technologies, Inc.(1)                             615,900          10,642,752
    Tekelec(1)                                                  591,300          10,708,443
                                                                              -------------
                                                                                 63,712,404
                                                                              -------------
ENERGY RESERVES & PRODUCTION (3.8%)
    Newfield Exploration Co.(1)                                 168,600           5,986,986
    Pogo Producing Co.                                          339,100           8,908,157
    Spinnaker Exploration Co.(1)                                224,000           9,219,840
    Stone Energy Corp.(1)                                       224,400           8,863,800
                                                                              -------------
                                                                                 32,978,783
                                                                              -------------
FINANCIAL SERVICES (2.4%)
    AmeriCredit Corp.(1)                                        455,900          14,383,645
    IndyMac Bancorp, Inc.(1)                                    269,000           6,289,220
                                                                              -------------
                                                                                 20,672,865
                                                                              -------------
FOOD & BEVERAGE (1.4%)
    Fleming Companies, Inc.                                     271,500           5,022,750
    Hain Celestial Group, Inc.(1)                               274,400           7,535,024
                                                                              -------------
                                                                                 12,557,774
                                                                              -------------
INDUSTRIAL PARTS (2.4%)
    Brooks Automation, Inc.(1)                                  267,700          10,887,359
    Cymer, Inc.(1)                                              361,600           9,665,568
                                                                              -------------
                                                                                 20,552,927
                                                                              -------------
INDUSTRIAL SERVICES (1.6%)
    DeVry, Inc.(1)                                              255,096           7,257,481
    Education Management Corp.(1)                               175,900           6,376,375
                                                                              -------------
                                                                                 13,633,856
                                                                              -------------
INFORMATION SERVICE (4.5%)
    Doubleclick, Inc.(1)                                        645,900           7,324,506
    Getty Images, Inc.(1)                                       337,300           7,751,154
    MatrixOne, Inc.(1)                                          785,000          10,197,150
    Openwave Systems, Inc.                                    1,145,400          11,213,466
    QRS Corp.(1)                                                206,750           2,915,175
                                                                              -------------
                                                                                 39,401,451
                                                                              -------------
                 See Accompanying Notes to Financial Statements.

                                        5

                                                              NUMBER OF
                                                                SHARES            VALUE
                                                              ---------           -----
MEDIA (6.5%)
    Emmis Communications Corp.(1)                               842,600       $  19,919,064
    Entercom Communications Corp.(1)                            347,600          17,380,000
    Insight Communications Company, Inc.(1)                     382,000           9,229,120
    Mediacom Communications Corp.(1)                            527,400           9,630,324
                                                                              -------------
                                                                                 56,158,508
                                                                              -------------
MEDICAL PRODUCTS & SUPPLIES (0.9%)
    Henry Schein, Inc.(1)                                       208,200           7,709,646
                                                                              -------------
MEDICAL PROVIDERS & SERVICES (11.2%)
    Advance PCS(1)                                              520,400          15,273,740
    Alliance Imaging, Inc.(1)                                   412,100           5,027,620
    Apria Healthcare Group, Inc.(1)                             256,900           6,419,931
    Community Health Care(1)                                    581,500          14,828,250
    DaVita, Inc.(1)                                             303,700           7,425,465
    LifePoint Hospitals, Inc.(1)                                316,900          10,787,276
    Manor Care, Inc.(1)                                         224,000           5,311,040
    Oxford Health Plans, Inc.(1)                                295,000           8,891,300
    Province Healthcare Co.(1)                                  487,900          15,056,594
    Renal Care Group, Inc.(1)                                   232,800           7,472,880
                                                                              -------------
                                                                                 96,494,096
                                                                              -------------
MOTOR VEHICLES & PARTS (1.2%)
    BorgWarner, Inc.                                            125,900           6,578,275
    Superior Industries International, Inc.                      95,900           3,859,975
                                                                              -------------
                                                                                 10,438,250
                                                                              -------------
PROPERTY & CASUALTY INSURANCE (0.8%)
    HCC Insurance Holdings, Inc.                                251,400           6,926,070
                                                                              -------------
PUBLISHING (1.0%)
    Scholastic Corp.(1)                                         177,100           8,913,443
                                                                              -------------
SECURITIES & ASSET MANAGEMENT (0.9%)
    Affiliated Managers Group, Inc.(1)                          109,400           7,710,512
                                                                              -------------
SEMICONDUCTOR (6.0%)
    Cirrus Logic, Inc.(1)                                       448,000           5,922,560
    Exar Corp.(1)                                               313,500           6,536,475
    Microsemi Corp.(1)                                          286,800           8,517,960
    Photronics, Inc.(1)                                         486,700          15,258,045
    PRI Automation, Inc.(1)                                     354,275           7,244,924
    Varian Semiconductor Equipment Associates, Inc.(1)          249,200           8,619,828
                                                                              -------------
                                                                                 52,099,792
                                                                              -------------
                 See Accompanying Notes to Financial Statements.

                                        6

                                                              NUMBER OF
                                                                SHARES            VALUE
                                                              ---------           -----
SPECIALTY RETAIL (4.2%)
    Barnes & Noble, Inc.(1)                                     423,600       $  12,538,560
    Genesco, Inc.(1)                                            317,800           6,597,528
    Linens 'n Things, Inc.(1)                                   256,200           6,533,100
    ValueVision International, Inc. Class A(1)                  529,500          10,372,905
                                                                              -------------
                                                                                 36,042,093
                                                                              -------------

TOTAL COMMON STOCKS (Cost $756,761,705)                                         811,435,275
                                                                              -------------

                                                                 PAR
                                                                (000)
                                                                -----
SHORT-TERM INVESTMENT (7.6%)
    State Street Bank & Trust Co. Euro Time Deposit,
    1.50%, 1/02/02 (Cost $65,601,000)                         $  65,601          65,601,000
                                                                              -------------


TOTAL INVESTMENTS AT VALUE (101.4%) (Cost $822,362,705(3))                      877,036,275

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)                                   (12,217,354)
                                                                              -------------
NET ASSETS (100.0%)                                                           $ 864,818,921
                                                                              =============

----------
 (1) Non-income producing security.
 (2) Illiquid security that is restricted as to resale; security is valued in good faith by management and approved by the Board of Trustees.
 (3) Cost for federal income tax purposes is $824,423,583.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST --  SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS
    Investments at value (Cost $822,362,705)                                  $ 877,036,275
    Cash                                                                                785
    Receivable for investments sold                                              13,935,294
    Receivable for fund shares sold                                               4,386,642
    Dividend and interest receivable                                                 50,766
    Prepaid expenses and other assets                                                41,810
                                                                              -------------
      Total Assets                                                              895,451,572
                                                                              -------------
LIABILITIES
    Advisory fee payable                                                            634,716
    Administrative services fee payable                                             121,138
    Payable for investments purchased                                            28,947,099
    Payable for fund shares redeemed                                                845,531
    Other accrued expenses payable                                                   84,167
                                                                              -------------
      Total Liabilities                                                          30,632,651
                                                                              -------------
NET ASSETS
    Capital stock, $0.001 par value                                                  61,716
    Paid-in capital                                                             995,460,335
    Accumulated net realized loss from investments                             (185,376,700)
    Net unrealized appreciation from investments                                 54,673,570
                                                                              -------------
      Net Assets                                                              $ 864,818,921
                                                                              =============

    Shares outstanding                                                           61,716,486
                                                                              -------------

    Net asset value, offering price and redemption price per share            $       14.01
                                                                              =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST-- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

INVESTMENT INCOME
    Dividends                                                                 $     472,264
    Interest                                                                      2,871,360
                                                                              -------------
      Total investment income                                                     3,343,624
                                                                              -------------
EXPENSES
    Investment advisory fees                                                      7,670,999
    Administrative services fees                                                  1,479,702
    Printing fees                                                                   141,463
    Custodian fees                                                                  115,274
    Transfer agent fees                                                              50,903
    Audit fees                                                                       33,465
    Legal fees                                                                       28,951
    Insurance expense                                                                28,193
    Interest expense                                                                 10,230
    Trustees fees                                                                     4,808
    Miscellaneous expense                                                             6,797
                                                                              -------------
      Total expenses                                                              9,570,785
    Less: transfer agent offsets                                                    (22,798)
                                                                              -------------
      Net expenses                                                                9,547,987
                                                                              -------------
       Net investment loss                                                       (6,204,363)
                                                                              -------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
    Net realized loss from investments                                         (147,465,504)
    Net change in unrealized appreciation (depreciation) from investments       (25,527,060)
                                                                              -------------
    Net realized and unrealized loss from investments                          (172,992,564)
                                                                              -------------
    Net decrease in net assets resulting from operations                      $(179,196,927)
                                                                              =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


                                                                          FOR THE YEAR            FOR THE YEAR
                                                                             ENDED                   ENDED
                                                                        DECEMBER 31, 2001       DECEMBER 31, 2000(1)
                                                                        -----------------       -----------------

FROM OPERATIONS
   Net investment loss                                                  $   (6,204,363)         $   (7,826,845)
   Net realized gain (loss) from investments                              (147,465,504)            126,690,029
   Net change in unrealized appreciation (depreciation) from
      investments                                                          (25,527,060)           (398,811,222)
                                                                        --------------          --------------
    Net decrease in net assets resulting from operations                  (179,196,927)           (279,948,038)
                                                                        --------------          --------------
FROM DISTRIBUTIONS
   Distributions from net realized gains                                            --            (244,630,524)
                                                                        --------------          --------------
    Net decrease in net assets from distributions                                   --            (244,630,524)
                                                                        --------------          --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                            180,351,851             620,924,871
   Reinvestment of distributions                                                    --             244,603,668
   Net asset value of shares redeemed                                     (237,517,623)           (512,309,944)
                                                                        --------------          --------------
    Net increase (decrease) in net assets from capital
         share transactions                                                (57,165,772)            353,218,595
                                                                        --------------          --------------
   Net decrease in net assets                                             (236,362,699)           (171,359,967)

NET ASSETS
   Beginning of year                                                     1,101,181,620           1,272,541,587
                                                                        --------------          --------------
   End of year                                                          $  864,818,921          $1,101,181,620
                                                                        ==============          ==============

----------
 (1) Certain distribution amounts have been reclassified to conform to the current year presentation.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                                      FOR THE YEAR ENDED DECEMBER 31,

                                                                         2001          2000(1)      1999        1998        1997
                                                                        --------    ----------   ----------   --------    --------
PER SHARE DATA
  Net asset value, beginning of period                                  $  16.68    $    26.20   $    16.01   $  16.48    $  14.25

INVESTMENT OPERATIONS
  Net investment loss                                                      (0.10)        (0.15)       (0.12)     (0.06)      (0.07)
  Net gain (loss) on investments
    (both realized and unrealized)                                         (2.57)        (4.60)       11.07      (0.41)       2.30
                                                                        --------    ----------   ----------   --------    --------
      Total from investment operations                                     (2.67)        (4.75)       10.95      (0.47)       2.23
                                                                        --------    ----------   ----------   --------    --------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                       --         (4.77)       (0.76)        --          --
                                                                        --------    ----------   ----------   --------    --------
      Total distributions                                                     --         (4.77)       (0.76)        --          --
                                                                        --------    ----------   ----------   --------    --------
 NET ASSET VALUE, END OF PERIOD                                         $  14.01    $    16.68   $    26.20   $  16.01    $  16.48
                                                                        ========    ==========   ==========   ========    ========
      Total return                                                        (16.01)%      (18.11)%      69.08%     (2.85)%     15.65%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                              $864,819    $1,101,182   $1,272,542   $734,902    $666,394
    Ratio of expenses to average net assets(2)                              1.12%         1.13%        1.15%      1.14%       1.15%
    Ratio of net investment loss to average
      net assets                                                           (0.73)%       (0.57)%      (0.72)%    (0.51)%     (0.56)%
  Portfolio turnover rate                                                     91%           85%         122%        66%         92%

----------
 (1) Certain distribution amounts have been reclassified to conform to the current year presentation.
 (2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, .00% and .01% for each of the years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively. The Portfolio's operating expense ratio after reflecting these arrangements were 1.12%, 1.11%, 1.14%, 1.14% and 1.14% for each of the years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust, formerly Warburg Pincus Trust (the "Trust"), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Small Cap Growth Portfolio, formerly the Small Company Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of .90% of the Portfolio's average daily net assets. For the year ended December 31, 2001, investment advisory fees earned were $7,670,999.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Portfolio. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2001, administrative services fees earned by CSAMSI were $852,333.

   For its administrative services through February 4, 2001, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
           ------------------------                                             -----------
           First $500 million                                            .10% of average daily net assets
           Next $1 billion                                               .08% of average daily net assets
           Over $1.5 billion                                             .06% of average daily net assets

   Effective February 5, 2001, for its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
           ------------------------                                             -----------
           First $500 million                                            .075% of average daily net assets
           Next $1 billion                                               .065% of average daily net assets
           Over $1.5 billion                                             .055% of average daily net assets

   For the year ended December 31, 2001, administrative service fees earned by PFPC (including out of pocket expenses) were $627,369.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expense. For the year ended December 31, 2001, the Portfolio received credits or reimbursements of $22,798 under this arrangement.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the year ended December 31, 2001, Merrill was paid $58,820 for its services by the Portfolio.

NOTE 3. LINE OF CREDIT

   Through June 19, 2001, the Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 20, 2001, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. For the year ended December 31, 2001, there were no borrowings under either the New Credit Facility or the Prior Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended December 31, 2001, purchases and sales of investment securities (excluding short-term investments) were $729,584,109 and $737,135,944, respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain investments of the Portfolio are restricted as to resale, are not readily marketable and are valued as determined by or under the direction of the Board in good faith, at fair value. Although this security may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material. The table below shows the acquisition dates, aggregate cost, fair value as of December 31, 2001 and percent of net assets which the securities represent.

                                                               FAIR
                                 ACQUISITION                  MARKET      PERCENTAGE
   SECURITY DESCRIPTION              DATE         COST         VALUE     OF NET ASSETS
   --------------------          -----------   ----------    --------    --------------
   Planetweb, Inc.                 9/08/00     $3,944,440    $515,602       0.06%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                      DECEMBER 31, 2001               DECEMBER 31, 2000
                                                      ------------------              ------------------
Shares sold                                               13,085,052                      22,411,680
Shares issued in reinvestment of distributions                    --                      14,664,504
Shares redeemed                                          (17,401,082)                    (19,605,402)
                                                         -----------                     -----------
Net increase (decrease)                                   (4,316,030)                     17,470,782
                                                         ===========                     ===========

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses, and excise tax regulations.

   There were no distributions in the year ended December 31, 2001.

   At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

          Undistributed ordinary income                  $          --
          Capital loss carryovers                         (177,434,138)
          Unrealized appreciation                           52,612,692
                                                         -------------
                                                         $(124,821,446)
                                                         =============

   At December 31, 2001, the Portfolio had capital loss carryovers available to offset possible future capital gains of $177,434,138 expiring in 2009.

   Pursuant to federal income tax regulations applicable to investment companies, the Portfolio has elected to treat net capital losses realized between November 1 and December 31, 2001 as occurring on the first day of the following tax year. For the year ended December 31, 2001, $5,881,684 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002.

   At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $149,214,471 and $96,601,779, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

   At December 31, 2001, capital contributions and accumulated undistributed net investment loss have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses. The Portfolio reclassified $(6,204,363) from accumulated undistributed net investment loss to capital contributions. Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Small Cap Growth Portfolio:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Small Cap Growth Portfolio (the "Fund"), a portfolio of the Credit Suisse Trust at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2002

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)



                                             TERM                                   NUMBER OF
                                             OF OFFICE(1)                           PORTFOLIOS IN
                                             AND                                    FUND
                            POSITION(S)      LENGTH          PRINCIPAL              COMPLEX             OTHER
                            HELD WITH        OF TIME         OCCUPATION(S) DURING   OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST            SERVED          PAST FIVE YEARS        TRUSTEE             HELD BY TRUSTEE
---------------------       -------------    -------------   --------------------   ---------------     -------------------
INDEPENDENT TRUSTEES

Richard H. Francis          Trustee and      Since           Currently retired;     59                  Director of
40 Grosvenor Road           Audit            2000            Executive Vice                             The Indonesia
Short Hills, New Jersey     Committee                        President and                              Fund, Inc.
07078                       Member                           Chief Financial
                                                             Officer of Pan Am
Age: 68                                                      Corporation and
                                                             Pan American
                                                             World Airways,
                                                             Inc. from 1988 to
                                                             1991

Jack W. Fritz               Trustee and      Since           Private investor;      59                  Director of
2425 North Fish Creek Road  Audit            Portfolio       Consultant and                             Advo, Inc.
P.O. Box 1287               Committee        Inception       Director of Fritz                          (direct mail
Wilson, Wyoming 83014       Member                           Broadcasting, Inc.                         advertising)
                                                             and Fritz
Age: 73                                                      Communications
                                                             (developers and
                                                             operators of radio
                                                             stations) since
                                                             1987

Jeffrey E. Garten           Trustee and      Since           Dean of Yale           59                  Director of
Box 208200                  Audit            1998            School of                                  Aetna, Inc.;
New Haven, Connecticut      Committee                        Management and                             Director of
06520-8200                  Member                           William S. Beinecke                        Calpine Energy
                                                             Professor in the                           Corporation
Age: 54                                                      Practice of
                                                             International
                                                             Trade and Finance;
                                                             Undersecretary of
                                                             Commerce for
                                                             International Trade
                                                             from November 1993
                                                             to October 1995;
                                                             Professor at
                                                             Columbia University
                                                             from September
                                                             1992 to November
                                                             1993

----------
  (1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.


                                             TERM                                   NUMBER OF
                                             OF OFFICE(1)                           PORTFOLIOS IN
                                             AND                                    FUND
                            POSITION(S)      LENGTH          PRINCIPAL              COMPLEX             OTHER
                            HELD WITH        OF TIME         OCCUPATION(S) DURING   OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST            SERVED          PAST FIVE YEARS        TRUSTEE             HELD BY TRUSTEE
---------------------       -------------    -------------   --------------------   ---------------     -------------------
Peter F. Krogh              Trustee and      Since           Dean Emeritus and      59                  Member of
301 ICC                     Audit            2001            Distinguished                              Board
Georgetown University       Committee                        Professor of                               of The Carlisle
Washington, DC 20057        Member                           International                              Companies Inc.;
                                                             Affairs at the Edmund                      Member of
Age: 64                                                      A. Walsh School of                         Selection
                                                             Foreign Service,                           Committee
                                                             Georgetown University;                     for Truman
                                                             Moderator of PBS                           Scholars and
                                                             foreign affairs                            Henry Luce
                                                             television series                          Scholars; Senior
                                                                                                        Associate of
                                                                                                        Center for
                                                                                                        Strategic and
                                                                                                        International
                                                                                                        Studies; Trustee
                                                                                                        of numerous
                                                                                                        world affairs
                                                                                                        organizations

James S. Pasman, Jr.        Trustee and      Since           Currently retired;     59                  Director of
29 The Trillium             Audit            2000            President and Chief                        Education
Pittsburgh, Pennsylvania    Committee                        Operating Officer of                       Management
15238                       Member                           National InterGroup,                       Corp., Tyco
                                                             Inc. from April 1989                       International
Age: 70                                                      to March 1991;                             Ltd.; Credit
                                                             Chairman of Permian                        Suisse Asset
                                                             Oil Co. from April 1989                    Management
                                                             to March 1991                              Income Fund,
                                                                                                        Inc.; Trustee of
                                                                                                        Credit Suisse
                                                                                                        High Yield Bond
                                                                                                        Fund; Deutsche
                                                                                                        VIT Funds,
                                                                                                        overseeing six
                                                                                                        portfolios

                                       20

                                             TERM                                   NUMBER OF
                                             OF OFFICE(1)                           PORTFOLIOS IN
                                             AND                                    FUND
                            POSITION(S)      LENGTH          PRINCIPAL              COMPLEX             OTHER
                            HELD WITH        OF TIME         OCCUPATION(S) DURING   OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST            SERVED          PAST FIVE YEARS        TRUSTEE             HELD BY TRUSTEE
---------------------       -------------    -------------   --------------------   ---------------     -------------------
Steven N. Rappaport         Trustee and      Since           President of Loanet,   59                  Director of
Loanet, Inc.                Audit            2000            Inc. (on-line                              The First Israel
40 East 52nd Street         Committee                        accounting service)                        Fund, Inc.
New York, New York          Chairman                         since 1997; Executive
10022                                                        Vice President of
                                                             Loanet, Inc. from 1994
Age: 52                                                      to 1997; Director,
                                                             President, North
                                                             American Operations,
                                                             and former Executive
                                                             Vice President from
                                                             1992 to 1993 of
                                                             Worldwide Operations
                                                             of Metallurg Inc.;
                                                             Executive Vice
                                                             President, Telerate,
                                                             Inc. from 1987 to 1992;
                                                             Partner in the law firm
                                                             of Hartman & Craven
                                                             until 1987

INTERESTED TRUSTEE

William W. Priest(2)        Trustee          Since           Senior Partner and     59                  Director of The
Steinberg Priest                             1999            Fund Manager,                              Brazilian Equity
Capital Management                                           Steinberg                                  Fund, Inc.; The
12 East 49th Street                                          Priest Capital                             Chile Fund, Inc.;
12th Floor                                                   Management since                           The Emerging
New York, New York                                           March 2001; Chairman                       Markets Tele-
10017                                                        and Managing                               communications
                                                             Director of CSAM                           Fund, Inc.; The
Age: 59                                                      from 2000 to                               First Israel Fund,
                                                             February 2001, Chief                       Inc.; The Latin
                                                             Executive Officer and                      American Equity
                                                             Managing Director of                       Fund, Inc.; The
                                                             CSAM from 1990 to                          Indonesia Fund,
                                                             2000                                       Inc.; and Credit
                                                                                                        Suisse Asset
                                                                                                        Management
                                                                                                        Income Fund,
                                                                                                        Inc.


----------

  (2) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                             TERM                                   NUMBER OF
                                             OF OFFICE(1)                           PORTFOLIOS IN
                                             AND                                    FUND
                            POSITION(S)      LENGTH          PRINCIPAL              COMPLEX             OTHER
                            HELD WITH        OF TIME         OCCUPATION(S) DURING   OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST            SERVED          PAST FIVE YEARS        OFFICER             HELD BY OFFICER
---------------------       -------------    -------------   --------------------   ---------------     -------------------
OFFICERS

James P. McCaughan          Chairman         Since           Chief Executive        N/A                 N/A
Credit Suisse Asset                          2000            Officer and Managing
Management, LLC                                              Director of CSAM;
466 Lexington Avenue                                         Associated with CSAM
New York, New York                                           Since 2000; President
10017-3147                                                   and Chief Operating
                                                             Officer of Oppenheimer
Age: 47                                                      Capital from 1998
                                                             to 1999;
                                                             President and Chief
                                                             Executive Officer of
                                                             UBS Asset
                                                             Management (New
                                                             York) Inc. from 1996
                                                             to 1998; Functional
                                                             Advisor (Institutional
                                                             Asset Management)
                                                             of Union Bank of
                                                             Switzerland from
                                                             1994 to 1996

Hal Liebes, Esq.            Vice President   Since           Managing Director and  N/A                 N/A
Credit Suisse Asset         and Secretary    1999            General Counsel of
Management, LLC                                              CSAM; Associated with
466 Lexington Avenue                                         Lehman Brothers, Inc.
New York, New York                                           from 1996 to 1997;
10017-3147                                                   Associated with CSAM
                                                             from 1995 to 1996;
Age: 36                                                      Associated with CS
                                                             First Boston
                                                             Investment
                                                             Management from 1994
                                                             to 1995; Associated
                                                             with Division of
                                                             Enforcement, U.S.
                                                             Securities and
                                                             Exchange Commission
                                                             from 1991 to 1994

Michael A. Pignataro        Treasurer and    Since           Director and Director  N/A                 N/A
Credit Suisse Asset         Chief Financial  1999            of Fund
Management, LLC             Officer                          Administration of
466 Lexington Avenue                                         CSAM; Associated with
New York, New York                                           CSAM since 1984
10017-3147

Age: 42

                                       22

                                             TERM                                   NUMBER OF
                                             OF OFFICE(1)                           PORTFOLIOS IN
                                             AND                                    FUND
                            POSITION(S)      LENGTH          PRINCIPAL              COMPLEX             OTHER
                            HELD WITH        OF TIME         OCCUPATION(S) DURING   OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST            SERVED          PAST FIVE YEARS        OFFICER             HELD BY OFFICER
---------------------       -------------    -------------   --------------------   ---------------     -------------------
Gregory N. Bressler, Esq.   Assistant        Since           Vice President and     N/A                 N/A
Credit Suisse Asset         Secretary        2000            Legal Counsel of CSAM
Management, LLC                                              since January 2000;
466 Lexington Avenue                                         Associated with the
New York, New York                                           law firm of Swidler
10017-3147                                                   Berlin Shereff
                                                             Friedman LLP from
                                                             1996 to 2000
Age: 35

Stuart J. Cohen, Esq.       Assistant        Since           Vice President and     N/A                 N/A
Credit Suisse Asset         Secretary        1997            Legal Counsel of CSAM;
Management, LLC                                              Associated with CSAM
466 Lexington Avenue                                         since Credit Suisse
New York, New York                                           acquired the Funds'
10017-3147                                                   predecessor adviser in
                                                             July 1999; with the
Age: 32                                                      predecessor adviser
                                                             since 1997; Associated
                                                             with the law firm of
                                                             Gordon Altman Butowsky
                                                             Weitzen Shalov & Wein
                                                             from 1995 to 1997

Rocco A. DelGuercio         Assistant        Since           Vice President and     N/A                 N/A
Credit Suisse Asset         Treasurer        1999            Administrative Officer
Management, LLC                                              of CSAM; Associated
466 Lexington Avenue                                         with CSAM since June
New York, New York                                           1996; Assistant
10017-3147                                                   Treasurer, Bankers
                                                             Trust Corp. -- Fund
Age: 38                                                      Administration
                                                             from March 1994 to
                                                             June 1996; Mutual Fund
                                                             Accounting Supervisor,
                                                             Dreyfus Corporation
                                                             from April 1987 to
                                                             March 1994

                                       23

                                             TERM                                   NUMBER OF
                                             OF OFFICE(1)                           PORTFOLIOS IN
                                             AND                                    FUND
                            POSITION(S)      LENGTH          PRINCIPAL              COMPLEX             OTHER
                            HELD WITH        OF TIME         OCCUPATION(S) DURING   OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST            SERVED          PAST FIVE YEARS        OFFICER             HELD BY OFFICER
---------------------       -------------    -------------   --------------------   ---------------     -------------------
Joseph Parascondola         Assistant        Since           Assistant Vice         N/A                 N/A
Credit Suisse Asset         Treasurer        2001            President-- Fund
Management, LLC                                              Administration of
466 Lexington Avenue                                         CSAM since April
New York, New York                                           2000; Assistant Vice
10017-3147                                                   President, Deutsche
                                                             Asset Management
Age: 38                                                      from January 1999
                                                             to April 2000;
                                                             Assistant
                                                             Vice President, Weiss,
                                                             Peck & Greer LLC
                                                             from November 1995
                                                             to December 1998

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

[CREDIT SUISSE FUNDS LOGO]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

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                                  800-222-8977

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